Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,750,178,500.00
Total Fee Amount	517,899.65
Total Offset Amount	170,153.28
Net Fee	$ 347,746.37
Offering Table N/A
Offset Table N/A